Long-Term Debt (Details 2) (USD $)	12 Months Ended
Dec. 31, 2014
Quarterly principal payments in fixed amounts
2015	$ 178,116,000
2016	268,467,000
2017	294,041,000
2018	2,136,608,000
2019	20,340,000
Period of early payment of fixed principal installments of which option is available	3 months
Accumulated unrestricted cash and cash equivalents used in determining amount of additional variable payment	50,000,000
Percentage of consolidated debt used in determining amount of additional variable payment	2.00%
Percentage of relevant budget up to which operating expenses and allocated general and administrative expenses per vessel cannot exceed	20.00%
Percentage of the first specified value of net equity proceeds equal to which additional prepayments are required	50.00%
Net equity proceeds used for determining additional prepayments	300,000,000
Percentage of additional net equity proceeds equal to which additional prepayments are required to be made	25.00%
Minimum period considered for determining use of retained equity proceeds for prepayment	12 months
Voting interest owned in outstanding capital stock by Dr. Coustas and his family members, qualified for change of control (as a Percent)	33.00%
Voting interest owned by any person or group in outstanding capital stock, qualified for change of control (as a percent)	20.00%
Percentage of actual free cash flow equal to variable payment and fixed principal payment until the earlier of May 15, 2015 and the maximum consolidated net leverage ratio	92.50%
Maximum consolidated net leverage ratio	6
Percentage of actual free cash flow equal to variable payment and fixed principal payment after May 15, 2015, until maturity	89.50%
Bank agreement | January 2011 Credit Facility
Quarterly principal payments in fixed amounts
2015	113,358,679
2016	143,379,164
2017	148,839,796
2018	227,438,867
Total long-term debt, fixed principal repayments	633,016,506
Bank agreement | January 2011 Credit Facility | February 15
Quarterly principal payments in fixed amounts
2015	26,736,647
2016	30,972,971
2017	44,938,592
2018	34,152,011
Bank agreement | January 2011 Credit Facility | May 15
Quarterly principal payments in fixed amounts
2015	27,021,750
2016	36,278,082
2017	36,690,791
2018	37,585,306
Bank agreement | January 2011 Credit Facility | August 15
Quarterly principal payments in fixed amounts
2015	25,541,180
2016	32,275,598
2017	35,338,304
2018	44,398,658
Bank agreement | January 2011 Credit Facility | November 15
Quarterly principal payments in fixed amounts
2015	34,059,102
2016	43,852,513
2017	31,872,109
2018	45,333,618
Bank agreement | January 2011 Credit Facility | December 31
Quarterly principal payments in fixed amounts
2018	$ 65,969,274